SUMMARY OF REVENUE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 8,686,118	$ 6,794,816	$ 120,554
EasyDNA Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	7,698,605	5,989,782
Affinity DNA Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	944,058
GeneType Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	43,455	7,551	25,347
License Fees [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 797,483	$ 95,207